UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7812

Western Asset Municipal Partners Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2007

WESTERN ASSET MUNICIPAL PARTNERS FUND II INC.

FORM N-Q

MARCH 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Municipal Partners Fund II Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 97.7%
California — 12.2%
$1,000,000	Baa3(a)	California EFA Revenue, College & University Financing Program, 5.000% due 2/1/26	$1,035,300
1,000,000	A2(a)	California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center, 5.000% due 11/15/34	1,036,090
1,500,000	A+	California State, GO, 5.125% due 6/1/24	1,580,025
2,500,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004, FSA-Insured, 5.000% due 8/1/29	2,631,450
3,000,000	AAA	Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated Series A-1, FSA-Insured, 5.000% due 7/1/35	3,165,750
1,000,000	AAA	Mojave Water Agency, Improvement California District M, GO, Refunding, Electric of 1990-Morongo Basin, AMBAC-Insured, 5.000% due 9/1/18	1,082,140
2,500,000	AAA	Napa Valley, CA, Community College District GO, Election of 2002, Series B, MBIA-Insured, Call 8/1/15 @ 100, 5.000% due 8/1/23 (b)	2,728,750
2,500,000	AAA	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA-Insured, 5.000% due 9/1/30	2,644,200
		Total California	15,903,705
Colorado — 5.4%
		Colorado Health Facilities Authority Revenue:
1,750,000	BBB+	Poudre Valley Health Care, Series F, 5.000% due 3/1/25	1,788,955
5,000,000	A+	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (c)	5,294,050
		Total Colorado	7,083,005
Connecticut — 2.5%
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, AMBAC-Insured, 5.000% due 7/1/23	3,200,220
Florida — 1.7%
2,000,000	AAA	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, Series A, AMBAC-Insured, 5.000% due 7/1/21	2,154,520
Illinois — 12.5%
1,000,000	AAA	Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-Insured, Call 12/1/07 @ 102, 5.750% due 12/1/27 (b)	1,033,250
1,750,000	AAA	Chicago, IL, Midway Airport Revenue, Series B, MBIA-Insured, 5.625% due 1/1/29 (d)	1,769,495
3,000,000	AAA	Chicago, IL, Park District, Refunding, Series D, FGIC-Insured, 5.000% due 1/1/29	3,167,340
1,000,000	AAA	Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, Series B, FGIC-Insured, 5.250% due 12/1/18	1,115,590
250,000	AAA	Cook County, IL, Refunding GO, Series A, MBIA-Insured, 5.625% due 11/15/16	255,378
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,077,520
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, SSM Health Care, MBIA-Insured, 6.550% due 6/1/13 (e)	2,114,439
2,000,000	AAA	Servantcor Project, Series A, FSA-Insured, 6.000% due 8/15/12 (e)	2,185,780
605,000	A	South Suburban Hospital Project, 7.000% due 2/15/18 (e)	714,547
2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	2,829,885
		Total Illinois	16,263,224
Indiana — 2.8%
		Indiana Bond Bank Revenue, Series B:
160,000	AAA	5.000% due 8/1/23	165,145
90,000	AAA	Call 8/1/10 @ 101, 5.000% due 8/1/23 (b)	94,549
1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	1,246,600

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund II Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Face Amount	Rating‡	Security	Value
Indiana — 2.8% (continued)
$2,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	$2,137,200
		Total Indiana	3,643,494
Maryland — 4.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1(a)	Carroll County General Hospital, 6.000% due 7/1/37	1,613,535
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,630,500
500,000	A	University of Maryland Medical Systems, 6.000% due 7/1/32	541,990
2,000,000	Aaa(a)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured, 5.500% due 4/1/16 (d)	2,144,140
		Total Maryland	5,930,165
Massachusetts — 2.1%
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A:
2,125,000	AAA	5.750% due 8/1/29	2,235,160
525,000	AAA	Call 8/1/09 @ 101, 5.750% due 8/1/29 (b)	554,631
		Total Massachusetts	2,789,791
Michigan — 2.1%
1,000,000	AAA	Detroit, MI, City School District, GO, School Building & Site Improvement, Series A, FGIC-Insured, Call 5/1/13 @ 100, 5.500% due 5/1/17 (b)	1,096,110
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health, Series C, 5.375% due 12/1/30	1,587,225
		Total Michigan	2,683,335
Missouri — 1.9%
2,500,000	AA	Missouri State Environmental Improvement & Energy Research Authority, PCR Refunding Revenue, Associated Electric Co-op Thomas Hill, 5.500% due 12/1/10	2,528,475
New Jersey — 2.9%
		New Jersey EDA:
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured, 5.250% due 7/1/16	2,721,975
1,000,000	AAA	Water Facilities Revenue, New Jersey American Water Co. Inc. Project, Series A, FGIC-Insured, 6.875% due 11/1/34 (d)	1,012,330
		Total New Jersey	3,734,305
New York — 15.9%
2,415,000	A-	Long Island Power Authority, NY, Electric System Revenue, Gen-Series B, 5.000% due 12/1/35	2,536,233
		New York City, NY, GO:
		Series A:
10,000	AA-	6.000% due 5/15/30	10,679
990,000	AAA	Call 5/15/10 @ 101, 6.000% due 5/15/30 (b)	1,068,745
1,500,000	AA-	Series G, 5.000% due 12/1/33	1,567,890
2,000,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series D, 5.000% due 6/15/37	2,098,660
		New York City, NY, TFA Revenue:
495,000	AAA	Future Tax Secured, Series A, Call 11/15/12 @ 100, 5.500% due 11/15/17 (b)	541,693
4,005,000	AAA	Unrefunded Balance, Future Tax Secured, Series A, 5.500% due 11/15/17	4,355,157
5,000,000	AAA	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, AMBAC-Insured, 5.500% due 5/15/25	5,881,850

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund II Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Face
Amount	Rating‡	Security	Value
New York — 15.9% (continued)
$2,385,000	AAA	New York State Environmental Facilities Corp., State Clean Water & Drinking, NYC Municipal Water Finance Authority, Series A, 5.000% due 6/15/17	$2,592,924
		Total New York	20,653,831
North Carolina — 3.2%
4,000,000	AA+	University of North Carolina, University Revenue, Series A, 5.000% due 12/1/34	4,230,600
Oregon — 1.6%
2,000,000	AA	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems, 5.250% due 10/1/18	2,143,660
Pennsylvania — 1.8%
2,000,000	AAA	Allegheny County, PA, Airport Authority, Airport Revenue, Refunding, Pittsburgh International, Series B, MBIA-Insured, 5.000% due 1/1/17 (d)	2,130,120
250,000	AAA	Philadelphia, PA, School District, GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31 (b)	269,403
		Total Pennsylvania	2,399,523
Puerto Rico — 1.4%
1,600,000	AAA	Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue, Series X, FSA-Insured, 5.500% due 7/1/15	1,797,072
Tennessee (d) — 1.0%
1,200,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D, AMBAC-Insured, 6.000% due 3/1/24	1,274,112
55,000	AA	Tennessee Housing Development Agency Revenue, Homeownership Program, Series 2B, 6.350% due 1/1/31	56,121
		Total Tennessee	1,330,233
Texas — 13.5%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due 2/15/30	2,620,850
330,000	AAA	Austin, TX, Airport Systems Revenue, Series A, MBIA-Insured, Call 11/15/07 @ 100, 6.200% due 11/15/15 (b)(d)	334,726
1,000,000	Aaa(a)	Edgewood, TX, GO, ISD, Bexar County, PSF-Insured, 5.250% due 2/15/17	1,087,060
3,500,000	AAA	Houston, TX, Utility System Revenue, Combined First Lien, FSA-Insured, 5.000% due 11/15/35	3,672,270
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due 8/15/34	1,669,040
1,000,000	AAA	Mesquite, TX, Independent School District No. 1, GO, Capital Appreciation, Series A, PSFG-Insured, zero coupon bond to yield 5.169% due 8/15/27	368,800
2,000,000	AAA	North East ISD, Refunding, PSFG-Insured, 5.250% due 2/1/27	2,277,740
1,380,000	AAA	North Harris Montgomery Community College District, TX, GO, FGIC-Insured, 5.375% due 2/15/16	1,478,366
2,225,000	Aaa(a)	Northwest Texas, GO, ISD, PSF-Insured, 5.250% due 8/15/18	2,421,824
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39	1,613,790
		Total Texas	17,544,466
Virginia — 3.4%
2,915,000	AAA	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, Convention Center Expansion Project, Call 6/15/10 @ 101, 6.125% due 6/15/20 (b)	3,154,555
1,260,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, 5.000% due 8/1/11	1,328,103
		Total Virginia	4,482,658

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund II Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Face
Amount	Rating‡	Security	Value
Washington — 5.2%
$1,900,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (d)	$2,014,817
1,000,000	AAA	King County, WA, GO, Refunding, Series B, MBIA-Insured, 5.000% due 1/1/30	1,016,610
2,000,000	AAA	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, Series A, MBIA-Insured, 5.000% due 3/1/30	2,099,900
400,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due 12/1/28 (b)	425,212
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Series A, MBIA-Insured, 5.125% due 7/1/17	1,241,496
		Total Washington	6,798,035
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $123,831,567)	127,294,317

SHORT-TERM INVESTMENTS(f) — 2.3%
Colorado — 0.6%
800,000	VMIG1(a)	Colorado Educational & Cultural Facilities Authority, JFMC Facilities Corp., LOC-Bank of America, 3.770%, 4/2/07	800,000

Texas — 1.0%
1,300,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, Refunding, Methodist Hospital Systems, Series A, 3.770%, 4/2/07	1,300,000

Utah — 0.7%
900,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA-JPMorgan Chase, 3.770%, 4/2/07	900,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,000,000)	3,000,000

		TOTAL INVESTMENTS — 100.0% (Cost — $126,831,567#)	$130,294,317

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 6 and 7 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MWRA - Massachusetts Water Resources Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund II Inc.

Schedule of Investments  (unaudited)

March 31, 2007

Summary of Investments by Industry * (unaudited)

General Obligation	16.1%
Hospitals	14.7
Education	11.1
Transportation	10.7
Utilities	8.9
Pre-Refunded	8.7
Tax Allocation	5.4
Pollution Control	5.3
Water & Sewer	4.5
Miscellaneous	4.4
Escrowed to Maturity	3.8
Electric	2.4
Industrial Development	2.1
Public Facilities	1.9
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of March 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund II Inc. (the “Fund”) was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Concentration of Credit Risk. Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,669,697
Gross unrealized depreciation	(206,947)
Net unrealized appreciation	$3,462,750

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007